Other Assets	12 Months Ended
Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Other Assets
Other Assets

Other Assets
($ millions)	December 31, 2018	December 31, 2017
Long-term receivables(1)	319	144
Leasehold incentives	—	2
Precious metals	23	21
Other	18	18
End of year	360	185

(1)    Includes insurance proceeds of $253 million (2017 – nil), related to the Superior Refinery incident.